ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 48.6%

Agriculture – 8.2%
Village Farms International, Inc. (Canada)(a)	3,435,936	$4,260,561

Distributors – 7.1%
High Tide, Inc. (Canada)(a)(b)	1,828,968	3,712,805

Investment Company – 0.6%
RIV Capital, Inc. (Canada)(a)	4,975,540	330,906

Pharmaceuticals – 24.2%
Canopy Growth Corp. (Canada)(a)(b)	36,922	318,637
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	1,301,978	2,356,580
Charlottes Web Holdings, Inc.(a)(b)	2,112,115	429,212
Clever Leaves Holdings, Inc. (Canada)(a)	34,571	168,361
Cronos Group, Inc. (Canada)(a)	803,404	2,096,884
Hempfusion Wellness, Inc. (Canada)(a)	1,762,927	18
IM Cannabis Corp. (Canada)(a)	446,676	236,738
Jazz Pharmaceuticals PLC(a)	9,900	1,192,158
Organigram Holdings, Inc. (Canada)(a)	894,658	1,923,515
PharmaCielo Ltd. (Canada)(a)	338,496	51,278
SNDL, Inc. (Canada)(a)	1,109,212	2,223,970
Tilray Brands, Inc. (Canada)(a)(b)	674,900	1,667,003
Total Pharmaceuticals		12,664,354

REITS – 5.3%
AFC Gamma, Inc.	108,606	1,344,542
Chicago Atlantic Real Estate Finance, Inc.	89,361	1,409,223
Power REIT(a)	13,820	10,505
Total REITS		2,764,270

Specialty Retail – 3.2%
GrowGeneration Corp.(a)	247,182	706,940
Ispire Technology, Inc.(a)	159,858	979,929
Total Specialty Retail		1,686,869

Total Common Stocks (Cost $83,896,543)		25,419,765

EXCHANGE TRADED FUND – 44.8%

Equity Fund – 44.8%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $37,351,566)	2,337,818	23,401,558

MONEY MARKET FUNDS – 10.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(c)	3,481,892	3,481,892
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(c)(d)	2,120,003	2,120,003

Total Money Market Funds (Cost $5,601,895)		5,601,895

Total Investments – 104.2% (Cost $126,850,004)		54,423,218
Liabilities in Excess of Other Assets – (4.2%)		(2,193,061)
Net Assets – 100.0%		$52,230,157

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,939,136; the aggregate market value of the collateral held by the fund is $2,497,760. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $377,757.
(c)	Rate shown reflects the 7-day yield as of March 31, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,419,765	$-	$-	$25,419,765
Exchange Traded Fund	23,401,558	-	-	23,401,558
Money Market Funds	5,601,895	-	-	5,601,895
Total	$54,423,218	$-	$-	$54,423,218

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.2%
Distributors	7.1
Equity Fund	44.8
Investment Company	0.6
Pharmaceuticals	24.2
REITS	5.3
Specialty Retail	3.2
Money Market Funds	10.8
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2024	Value at 3/31/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$19,211,102	$-	$(8,967,839)	$(21,382,897)	$34,541,192	2,337,818	$23,401,558	$-